Don Felice

Special Counsel

T. 215-979-3884

F. 215-988-4320

dfelice@mccarter.com

McCarter & English, LLP

BNY Mellon Center

1735 Market

Street - Suite 700

Philadelphia, PA

19103-7501

T. 215.979.3800

F. 215.979.3899

www.mccarter.com

BOSTON

EAST BRUNSWICK

HARTFORD

NEW YORK

NEWARK

PHILADELPHIA

STAMFORD

WASHINGTON, DC

WILMINGTON

December 11, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the HC Capital Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of the Trust in connection with a Special Meeting of Shareholders to be held on January 23, 2015 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about December 23, 2014.

At the Special Meeting, shareholders of the Trust’s International Equity Portfolio, Institutional International Equity Portfolio, Emerging Markets Portfolio and Fixed Income Opportunity Portfolio (the “Portfolios”) will be asked to approve new portfolio management agreements between City of London Investment Management Company Limited and the Trust with respect to each of the Portfolios. The Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Questions concerning this information statement may be directed to me at (215) 979-3884, or in my absence to Laura Anne Corsell at (215) 979-3840.

Very truly yours,

/s/ Don Felice
Don E. Felice